Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000807878
Government Select Series (Second Prospectus Summary) | Government Select Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government Select Series Colorado Investors Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares of the Colorado Investors Class of Government Select Series.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Colorado Investors Class of Government Select Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Select Series invests at least 99.5% of its total assets in cash and the following instruments:

•          Securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations of U.S. banks guaranteed by letters of credit issued by such agencies or instrumentalities;

•          Repurchase agreements for securities of the U.S. government, or its agencies or instrumentalities, that are collateralized fully; and

•          Shares of other government money market mutual funds.

In addition, under normal market conditions, Government Select Series invests at least 80% of its net assets in U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), repurchase agreements that are collateralized fully by U.S. government securities and shares of other government money market mutual funds.

Government Select Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although Government Select Series invests exclusively in high-quality securities, an investment in Government Select Series - like an investment in any money market fund - is subject to certain risks, such as:

•         Interest Rate Risk When short-term interest rates fall, Government Select Series' yield is likely to fall. When interest rates rise, the values of obligations held by Government Select Series may decline. If the rise is sharp or unexpected, Government Select Series' share price could fall.

•         Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Government Select Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Government Select Series' share price to fall.

•         Government Securities Risk For U.S. government or agency securities not backed by the full faith and credit of the the United States (including obligations guaranteed by an agency or instrumentality of the U.S. government), there is no guarantee that the government will intervene in the event of any loss or default.

•         Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

You could lose money by investing in Government Select Series. Although Government Select Series seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in Government Select Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment adviser of Government Select Series has no legal obligation to provide financial support to Government Select Series, and you should not expect that it will provide financial support to Government Select Series at any time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in Government Select Series.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in Government Select Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates how Colorado Investors Shares have performed over time. Prior to October 3, 2016, Government Select Series was known as Prime Series and, in addition to investing in U.S. government securities, it invested in obligations of U.S. companies, financial institutions and U.S. municipalities. The performance information that follows for dates prior to October 3, 2016 reflects the returns of Prime Series before it began to operate as a government money market fund. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how Colorado Investors Shares have performed over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 338-3383
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results and yields may vary.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return: Q2 2016	0.13%
Lowest Quarter Return: Q4 2014	0.02%
YTD as of 9/30/17 (not annualized):	0.50%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (%) (for the periods ended December 31, 2016)
Government Select Series (Second Prospectus Summary) | Government Select Series | Colorado Investors Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.09%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses:	rr_OtherExpensesOverAssets	0.09%
Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.07%
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	102
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Annual Return 2012	rr_AnnualReturn2012	0.26%
Annual Return 2013	rr_AnnualReturn2013	0.15%
Annual Return 2014	rr_AnnualReturn2014	0.09%
Annual Return 2015	rr_AnnualReturn2015	0.14%
Annual Return 2016	rr_AnnualReturn2016	0.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	0.21%
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2011

[1]	Colorado Investors Class Shares inception: 7/14/11